Loans and asset quality - Loan Distribution and Industry Concentrations (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 71,570	$ 66,879
Lease financings	230	268
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,420	2,112
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,782	6,760
Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	13,167	10,521
Lease financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	603	599
Wealth management loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,698	9,109
Wealth management mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,950	9,131
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,068	1,166
Capital call financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	5,163	3,700
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,063	2,717
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,519	3,053
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 19,137	$ 18,011